Deferred tax assets/(liabilities)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Deferred tax assets/(liabilities)
29	Deferred tax assets / (liabilities)

(a)	Movements of net deferred tax assets are as follows:

	At December 31, 2018	Impact on Initial application of IFRS 16	Acquired in business combination	(Charged)/ credited to consolidated income statement	Credited to other comprehensive income	At December 31, 2019
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
For the year ended December 31, 2019
Deferred tax assets:
Net effect on right-of-use assets	—	1,312	—	511	—	1,823
Accrued expenses	929	—	—	185	—	1,114
Provision for major overhauls	697	(417)	—	(18)	—	262
Contract liabilities/other non-current liabilities	81	—	—	(13)	—	68
Provision for impairment losses	210	—	—	(129)	—	81
Provision for tax losses	22	—	—	(15)	—	7
Change in fair value of derivative financial liabilities	11	—	—	(11)	—	—
Others	85	—	—	29	—	114

	2,035	895	—	539	—	3,469

Deferred tax liabilities:
Accrued expenses	(211)	—	—	20	—	(191)
Depreciation allowances under tax in excess of the related depreciation under accounting	(618)	—	—	140	—	(478)
Change in fair value of derivative financial assets	(18)	—	—	—	17	(1)
Change in fair value of other equity instrument investments	(236)	—	—	—	7	(229)
Change in fair value of other non-current financial assets	(19)	—	—	(1)	—	(20)
Change in fair value of financial assets	—	—	—	(54)	—	(54)
Fair value re-measurement of identifiable assets in business combination	(25)	—	(6)	2	—	(29)
Others	(18)	—	—	4	—	(14)

	(1,145)	—	(6)	111	24	(1,016)

Net deferred tax assets	890	895	(6)	650	24	2,453

	At December 31, 2017	Impact on initial application of IFRS 9/15	(Charged)/ credited to consolidated income statement	Charged to other comprehensive income	At December 31, 2018
	RMB million	RMB million	RMB million	RMB million	RMB million
For the year ended December 31, 2018
Deferred tax assets:
Accrued expenses	1,020	—	(91)	—	929
Provision for major overhauls	691	—	6	—	697
Deferred revenue	88	(88)	—	—	—
Contract liabilities/other non-current liabilities	—	87	(6)	—	81
Provision for impairment losses	248	—	(38)	—	210
Provision for tax losses	10	—	12	—	22
Change in fair value of derivative financial liabilities	16	—	(5)	—	11
Others	82	—	3	—	85

	2,155	(1)	(119)	—	2,035

Deferred tax liabilities:
Accrued expenses	(216)	—	5	—	(211)
Depreciation allowances under tax in excess of the related depreciation under accounting	(633)	—	15	—	(618)
Change in fair value of derivative financial assets	(11)	—	—	(7)	(18)
Change in fair value of available-for-sale equity securities	(141)	141	—	—	—
Change in fair value of other equity instrument investments	—	(156)	—	(80)	(236)
Change in fair value of other non-current financial assets	—	(21)	2	—	(19)
Fair value re-measurement of identifiable assets in business combination	(26)	—	1	—	(25)
Others	(49)	—	31	—	(18)

	(1,076)	(36)	54	(87)	(1,145)

Net deferred tax assets	1,079	(37)	(65)	(87)	890

(b)	Reconciliation to the consolidated statement of financial position:

	2019	2018
	RMB million	RMB million
Net deferred tax asset recognized in the statement of financial position	2,692	1,566
Net deferred tax liability recognized in the statement of financial position	(239)	(676)

	2,453	890

(c)	Deferred tax assets not recognized
Tax losses in the PRC are available for carrying forward to set off future assessable income for a maximum period of five years. The Group’s unused tax losses of RMB667 million (2018: RMB492 million) have not been recognized as deferred tax assets, as it was determined by management that it is not probable that future taxable profits against which the losses can be utilized will be available before they expire.

The expiry dates of unrecognized unused tax losses are analyzed as follows:

	2019	2018
	RMB million	RMB million
Expiring in:
2019	—	193
2020	—	—
2021	92	95
2022	82	82
2023	116	122
2024	377	—

	667	492

As at December 31, 2019, the Group’s other deductible temporary differences amounting to RMB951 million (December 31, 2018: RMB822 million) have not been recognized as deferred tax assets as it was determined by management that it is not probable that future taxable profits will be available for these deductible temporary differences to reverse in the foreseeable future.